LONG-TERM DEBT AND CREDIT FACILITIES - Uncollateralized Surety Bonds (Details) CAD in Millions	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CAD	Dec. 31, 2016 USD ($)
Surety Bond
Disclosure of detailed information about borrowings [line items]
Uncollateralized surety bonds outstanding to guarantee asset retirement obligations related to the Doyon mine	$ 98,800,000	CAD 123.6	$ 0